Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of Property Plant And Equipment Useful Lives of the Assets
Leasehold improvements	Shorter of lease term or estimated useful life
Production equipment	1 - 7 years
Furniture and fixtures	2 - 7 years
Office equipment	2 - 7 years
Vehicles	3 - 7 years
Building	30 years

Schedule of Intangible Assets with Finite Life are Amortized Over Estimated Useful Life
License	Greater of lease term or estimated useful life
Cultivation network	7 years
Brand	5 – 20 years
Customer relationship	9 years

Summary of Disaggregation of Revenue
December 31, 2021
Direct to consumer	$54,238,607
Wholesale	119,176,274
$173,414,881